Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended				0 Months Ended
	Aug. 31, 2013	May 31, 2010	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012	Dec. 31, 2009	May 18, 2011	May 31, 2011	Feb. 28, 2011	Aug. 31, 2010	Dec. 31, 2011	Apr. 23, 2014
Class of Stock [Line Items]
Debt instrument, amount converted	$ 16,000,000	$ 10,600,000
Shares authorized to be issued			0		9,519,809			3,575,085
Proceed from issuance of convertible preferred stock			49,239,000	22,641,000	45,585,000
Aggregate amount of redemption requirement			79,800,000
Scenario, Forecast [Member]
Class of Stock [Line Items]
Amount redeemable in each of the years ending						39,900,000	39,900,000
Unvested restricted common stock subject to repurchase [Member]
Class of Stock [Line Items]
Share price per share									$ 0.001
Shares of restricted common stock sold									11,621
Vesting description									25% after one year and then monthly over the following three years
Shares vested								10,828
Common Stock Subject to Repurchase [Member]
Class of Stock [Line Items]
Early exercised option awards			16,294		0
Early exercised option awards liability			54,000
Shares repurchased			0
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price per share		$ 31.092
Shares issued upon conversion of debt		339,863
Shares authorized to be issued			0		404,671			406,712
Preferred stock, dividend rate			8.00%
Preferred stock, liquidation preference	$ 38.8659		$ 31.092
Preferred stock conversion ratio			2.193204365
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price per share											$ 14.1766	$ 14.1766	$ 14.1766
Shares authorized to be issued			0		1,708,076			3,168,373					1,708,076
Shares issued										996,382	996,382	3,664	708,030
Proceed from issuance of convertible preferred stock											14,100,000	100,000	10,000,000
Preferred stock, dividend rate			8.00%
Preferred stock, liquidation preference	$ 21.2648		$ 8.790
Preferred stock conversion ratio			1
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price per share	$ 8.79										$ 8.79			$ 8.79
Shares issued upon conversion of debt	1,818,191
Shares authorized to be issued	7,040,026		0		7,407,062			0
Shares issued	4,420,577										8,532			2,610,917
Proceed from issuance of convertible preferred stock	22,600,000										100,000			22,900,000
Preferred stock, dividend rate			8.00%
Preferred stock, liquidation preference			$ 8.790
Preferred stock conversion ratio			1
Convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock dividends			0
Preferred stock, dividend per share			$ 26.37
Convertible preferred stock, conversion description			Each share of convertible preferred stock is automatically converted into common stock immediately upon: (i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, in which the per share price is at least $43.95 (as adjusted) and the net cash proceeds are at least $75,000,000 or (ii) upon the written consent of the holders of at least 64% of the then outstanding Series C convertible preferred stock (the Requisite Holders)
Sale of common stock per share			$ 43.95
Proceeds from issuance of common stock			75,000,000
Preferred stock, written consent for conversion percent			64.00%
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share price per share															$ 11.96
Shares issued															4,126,080
Proceed from issuance of convertible preferred stock															$ 49,200,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued					7,040,026
Preferred stock, liquidation preference			$ 13.185
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference			$ 8.79
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference			$ 8.79
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued			4,126,080
Preferred stock, dividend rate			8.00%
Preferred stock, liquidation preference			$ 11.960
Preferred stock conversion ratio			1